Financial Assets and Liabilities - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Oct. 31, 2019	Sep. 19, 2019	Aug. 01, 2019	Jun. 30, 2019	Jan. 14, 2019	Jun. 29, 2018	Mar. 06, 2018
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings	$ 84,924	$ 84,924				$ 81,286
Current portion of borrowings	18,928	18,928				14,007
Remeasurement of borrowing arrangements within finance gains	620	740
Other non-current assets	3,324	3,324				3,324
Interest-bearing deposits at call held as security	400	400				400
Security deposit	250	250				250
Bank Guarantee
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets	700	700
Letter of Credit
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets	1,200	1,200
Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings	49,024	49,024				48,226
Fixed interest rate [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings	$ 45,274	45,274				$ 33,060
Hercules Capital, Inc.
Disclosure Of Financial Assets And Liabilities [Line Items]
Remeasurement of borrowing arrangements within finance gains		$ 600
Hercules Capital, Inc. | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings principal amount									$ 75,000
Borrowings, interest rate	9.45%	9.45%	9.70%	9.95%	10.20%	10.45%
Remaining available borrowings	$ 25,000	$ 25,000
Borrowings, maturity		March 2022
Current portion of borrowings	17,600	$ 17,600
Principal repayment date		2020-07
Hercules Capital, Inc. | Tranche One
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings	50,000	$ 50,000				$ 50,000
Hercules Capital, Inc. | Tranche One | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings									$ 35,000
Hercules Capital, Inc. | Potential Ordinary Share Transactions | Tranche Two | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings							$ 15,000
NovaQuest Capital Management, L.L.C.
Disclosure Of Financial Assets And Liabilities [Line Items]
Description of repayment of borrowings		If there are no net sales of RYONCIL for pediatric SR-aGVHD, the loan is only repayable on maturity in 2026. If in any annual period 25% of net sales of RYONCIL for pediatric SR-aGVHD exceed the amount of accrued interest owing and, from 2022, principal and accrued interest owing (“the payment cap”), Mesoblast will pay the payment cap and an additional portion of excess sales which may be used for early prepayment of the loan. If in any annual period 25% of net sales of RYONCIL for pediatric aGVHD is less than the payment cap, then the payment is limited to 25% of net sales of RYONCIL for pediatric SR-aGVHD. Any unpaid interest will be added to the principal amounts owing and shall accrue further interest. At maturity date, any unpaid loan balances are repaid.
Interest payable	900	$ 900
Loan administration fee payable, current	$ 400	400
Remeasurement of borrowing arrangements within finance costs and other operating income		$ 200
NovaQuest Capital Management, L.L.C. | Fixed interest rate [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings principal amount								$ 40,000
Borrowings, interest rate								15.00%
Borrowings, maturity		July 2026
Borrowings, interest rate basis		There is a four-year interest only period, until July 2022, with the principal repayable in equal quarterly instalments over the remaining period of the loan. The loan matures in July 2026. Interest on the loan will accrue at a fixed rate of 15% per annum.
NovaQuest Capital Management, L.L.C. | Tranche One | Fixed interest rate [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings								$ 30,000
Top of Range
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade receivables settlement period		60 days